[Zurich Kemper Life Letterhead]




March 31, 1998


Via EDGAR


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


Re: 	KILICO Variable Separate Account of
    	Kemper Investors Life Insurance Company
    	SEC File No.:  33-65399


Commissioners:

Enclosed for filing pursuant to the requirements of Rule 497(e) under the Securities Act of 1933 is a prospectus supplement dated March 31, 1998 to the prospectus dated May 1, 1997. The supplement provides for a Notice of Proxy regarding various changes to one of the portfolios available under the contract in which contract owners may be shareholders.

Please call the undersigned at 847-550-7740 if you have any questions.

Sincerely,

/s/  KURT W. BERNLOHR

Kurt W. Bernlohr
Senior Counsel


Enclosures





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                    SUPPLEMENT DATED MARCH 31, 1998 TO
                     PROSPECTUS DATED MAY 1, 1997 FOR
             FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
                                ISSUED BY
                 KEMPER INVESTORS LIFE INSURANCE COMPANY
              THROUGH ITS KILICO VARIABLE SEPARATE ACCOUNT


This supplement updates certain information contained in your Prospectus. Please read it carefully and keep it with your prospectus for future reference.

Notice of Proxy

Owners with Separate Account Value allocated to the Berger Capital Growth Subaccount as of March 9, 1998 ("record date") will be receiving a solicitation of proxy as beneficial owners of units of the Subaccount that invest in underlying shares of the Berger Capital Growth portfolio of American Skandia Trust ("shareholders").

Shareholders of the Berger Capital Growth portfolio are being asked to reappoint American Skandia Investment Services, Incorporated as investment manager of the portfolio, to appoint Neuberger & Berman Management Incorporated as the new portfolio sub-advisor, to change the portfolio's investment objective and certain fundamental investment restrictions, and to change the portfolio's name to "Neuberger & Berman Mid-Cap Growth."

Owners who choose to allocate Separate Account Value to the Berger Capital Growth Subaccount after the record date will not receive a proxy solicitation and will not be entitled to vote on the changes outlined above. Owners should take into consideration if they are considering allocating Separate Account Value to the Berger Capital Growth Subaccount.